Deferred revenue and deferred platform commission fees	6 Months Ended
Jun. 30, 2022
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

23.Deferred revenue and deferred platform commission fees

As at June 30, 2022, deferred revenue is expected to be recognized over an estimated average playing period of the paying users.

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time.

The text below summarizes the change in deferred revenue and platform commission fees for six months ended June 30, 2022 and 2021.

The Group recognized during the period of six months ended June 30, 2022 the revenue of 180,322 (six months ended June 30, 2021 – 139,792) and deferred the amount of 166,948 (six months ended June 30, 2021 – 211,514) in both cases related to the in-app purchases recorded for the six months ended June 30, 2022.

The Group recognized during the period of six months ended June 30, 2022 the platform commissions of 64,080 (six months ended June 30, 2021 – 41,724) and deferred the amount of 52,987 (six months ended June 30, 2021 – 57,389) in both cases related to the platform commissions associated with in-app purchases recorded for the six months ended June 30, 2022.

We use statistical estimation model to arrive at the average playing period of the paying users for each platform. As at June 30, 2022 and 2021 player lifespan for Hero Wars averages 26 and 23 months respectively. As at December 31, 2021 player lifespan for Hero Wars averages 25 months.

The estimated player lifespan in our other games as at June 30, 2022 and 2021 averages 14 months and 25 months respectively. The estimated player lifespan in our other games as at December 31, 2021 averages 25 months. The change in player lifespan is mostly due to the shutdown of one of Island Experiment in July of 2021 and acquisition of Lightmap Ltd.